SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

01-02    GF     7000     3.7169       4.69	       Weeden & Co.
01-03   " "     2000     3.6900       4.71              " "
01-06   " "     5000     3.7792       4.75              " "
01-07   " "     3000     3.8200       4.69              " "
01-08   " "     2000     3.7650       4.58              " "
01-09   " "     1000     3.7100       4.63              " "
01-10   " "      500     3.7980       4.73              " "
01-13   " "     5000     3.8880       4.79              " "
01-14   " "     4000     3.8900       4.83              " "
01-15   " "     3000     3.9200       4.80              " "
01-16   " "     3500     3.9157       4.81              " "
01-17   " "     2000     3.8100       4.76              " "
01-21   " "     2000     3.7600       4.77              " "
01-22   " "     4000     3.6930       4.69              " "
01-23   " "     2000     3.8000       4.72              " "
01-24   " "     3000     3.7017       4.71              " "
01-27   " "     5000     3.7330       4.64              " "
01-28   " "     2000     3.7200       4.61              " "
01-29   " "     1000     3.6900       4.65              " "
01-30   " "     3000     3.7267       4.61              " "
01-31   " "     2400     3.7100       4.66              " "




The New Germany Fund, Inc.
    (Name of Registrant)
By Corinna Chan - Fund Administrator
Date of Statement          1/05/03